Components of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Property, Plant and Equipment [Line Items]
Cost	$ 507,811	$ 489,209
Accumulated Depreciation	(276,613)	(260,637)
Net Book Value	231,198	228,572
Land
Property, Plant and Equipment [Line Items]
Cost	5,537	5,471
Net Book Value	5,537	5,471
Buildings
Property, Plant and Equipment [Line Items]
Cost	6,332	5,978
Accumulated Depreciation	(1,902)	(1,469)
Net Book Value	$ 4,430	$ 4,509
Useful Life	40 years	40 years
Transportation equipment
Property, Plant and Equipment [Line Items]
Cost	$ 450,436	$ 435,339
Accumulated Depreciation	(242,109)	(231,392)
Net Book Value	$ 208,327	$ 203,947
Transportation equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	7 years	7 years
Transportation equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	11 years	11 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	$ 10,138	$ 8,886
Accumulated Depreciation	(5,846)	(4,809)
Net Book Value	$ 4,292	$ 4,077
Useful Life	The Shorter of the life of lease or the useful life of the asset	The shorter of the life of lease or the useful life of the asset
Other machinery and equipment
Property, Plant and Equipment [Line Items]
Cost	$ 35,368	$ 33,535
Accumulated Depreciation	(26,756)	(22,967)
Net Book Value	$ 8,612	$ 10,568
Other machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	3 years	3 years
Other machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	5 years	5 years